Leases - Sublease Income Maturity (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Leases [Abstract]
Remainder of 2023	$ 130
2024	261
2025	261
2026	203
2027	123
Thereafter	106
Total lease payments receivable	$ 1,084